Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	May 11, 2018	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies (Textual)
Finder's agreement, description	The Company entered into an agreement with Mount Royal Consultants (Mount Royal) to assist in finding prospective investors. Mount Royal would receive a finder’s fee of 7% for a connection with a company that resulted in a qualified investment consisting of equity securities or a fee of 3% for a connection with a company that resulted in a purchase of debt securities. On March 7, 2019, the Company closed a Purchase Agreement (Note 3) to a buyer for the purchase of gold produced from the Company's mining property. This agreement was deemed to be subject to the finder’s fee and resulted in a payment to Mount Royal of $318,000, 3% of the $10,600,000 beneficially received by the Company in accordance with the terms of the Purchase Agreement. On November 1, 2019, an additional payment of 3% of the Tranche 2 payment received by the Company resulted in a payment of $48,000 to Mount Royal and a third payment of $42,000 was issued after receipt of the Tranche 3 payment on December 27, 2019.
Amount due		$ 35,568
Mr. Havenstrite [Member]
Commitments and Contingencies (Textual)
Base annual salary		144,000
Accrued compensation		37,697
Rick Havenstrite [Member]
Commitments and Contingencies (Textual)
Accrued compensation		26,620
Marianne Havenstrite [Member]
Commitments and Contingencies (Textual)
Accrued compensation		11,077
Mining Leases [Member]
Commitments and Contingencies (Textual)
Annual claims fees		155
Total claims fees		$ 29,739